CONTINGENT LIABILITIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Summary of Contingent Liabilities and Commitments

		Group
	2025	2024
	£m	£m
Guarantees given to subsidiaries	—	—
Guarantees given to third parties	716	493
Formal standby facilities, credit lines and other commitments	38,105	35,156
	38,821	35,649